Fair value of assets and liabilities - Loans, Payables to investors at fair value (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Loans at fair value
Balance at beginning of the year	¥ 1,585,731,888
Balance at the end of the year	389,679,352	$ 61,149,194	¥ 1,585,731,888
Changes in fair value related to balance outstanding at the end of the year	5,031,830				$ (350,713)
Payables to investors at fair value
Balance at beginning of the year	1,914,183,650
Change in fair value	7,266,784	1,140,317	57,380,274	¥ (64,162,533)
Balance at the end of the year	462,714,400	72,609,987	1,914,183,650
Changes in fair value related to balance outstanding at the end of the year			2,234,954
Xiaoying Credit Loans
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	2,234,954		5,031,830		350,713
Recurring
Loans at fair value
Balance at beginning of the year	1,585,731,888
Balance at the end of the year	389,679,352	61,149,194	1,585,731,888
Payables to investors at fair value
Balance at beginning of the year	1,914,183,650
Balance at the end of the year	462,714,400	72,609,987	1,914,183,650
Recurring | Level 3
Loans at fair value
Balance at beginning of the year	1,585,731,888
Balance at the end of the year	389,679,352	61,149,194	1,585,731,888
Payables to investors at fair value
Balance at beginning of the year	1,914,183,650	300,377,185	3,006,349,475
Initial contribution	454,490,000	71,319,399	1,537,760,000
Principal payment	(1,905,959,250)	(299,086,597)	(2,629,925,825)
Balance at the end of the year	462,714,400	72,609,987	1,914,183,650	3,006,349,475
Unpaid balance of loans at fair value	1,580,700,058		391,914,306		61,499,907
Unpaid balance of payable to investors	1,914,183,650		462,714,400		$ 72,609,987
Recurring | Level 3 | Xiaoying Credit Loans
Loans at fair value
Balance at beginning of the year	1,585,731,888	248,835,936	2,782,332,885
Origination of loan principal	422,081,700	66,233,829	1,521,546,428
Collection of principal	(3,427,158,051)	(537,795,884)	(5,155,380,196)
Reinvestment of principal	1,816,290,599	285,015,629	2,494,613,045
Change in fair value	(7,266,784)	(1,140,317)	(57,380,274)
Balance at the end of the year	¥ 389,679,352	$ 61,149,194	¥ 1,585,731,888	¥ 2,782,332,885
Weighted average | Discount rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	6.46		7.77		6.46
Weighted average | Net cumulative expected loss rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	5.92		5.88		5.92